Accrued Expenses - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 485	$ 559
Accrued loan interest	9,026	8,925
Accrued legal and professional fees	291	777
Total accrued expenses	$ 9,802	$ 10,261